Document and Entity Information Document	Aug. 05, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 05, 2020
Entity Registrant Name	BRIGHT HORIZONS FAMILY SOLUTIONS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35780
Entity Tax Identification Number	80-0188269
Entity Address, Address Line One	200 Talcott Avenue
Entity Address, City or Town	Watertown,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	617
Local Phone Number	673-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	BFAM
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0001437578